UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08652

Croft Funds Corporation

(Exact name of registrant as specified in charter)

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Address of principal executive offices) (Zip code)

Mr. Kent Croft

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 746-3322

Date of fiscal year end: April 30

Date of reporting period: January 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

Croft Value Fund
Schedule of Investments
January 31, 2014 (Unaudited)

Shares/Principal	Fair Value

COMMON STOCKS - 93.72%

Agricultural - 1.16%
12,280	Monsanto Co.	$ 1,308,434
10,832	Potash Corp. of Saskatchewan, Inc.	339,258
1,647,692
Autos & Automotive Products - 3.55%
64,412	Dana Holdings Corp.	1,218,675
55,031	Ford Motor Co.	823,264
39,370	General Motors Co. *	1,420,469
15,193	Harman International Industries, Inc.	1,571,412
5,033,820
Banks, S&L's and Brokers - 1.70%
50,841	Citigroup, Inc.	2,411,389

Building & Construction - 2.86%
26,505	Jacobs Engineering Group, Inc. *	1,609,119
78,588	Quanta Services, Inc. *	2,449,588
4,058,707
Business Services - 1.48%
22,946	Akamai Technologies, Inc. *	1,094,065
92,473	Xerox Corp.	1,003,332
2,097,397
Capital Equipment - 5.87%
22,152	Caterpillar, Inc.	2,080,294
19,956	Deere & Co.	1,715,418
19,717	Flowserve Corp.	1,426,131
16,610	United Technologies Corp.	1,893,872
36,101	Xylem, Inc.	1,204,329
8,320,044
Chemicals - 0.87%
15,751	Lyondell Basell Industries NV	1,240,549

Consumer Cyclicals - 1.08%
11,467	Whirlpool Corp.	1,528,551

Consumer Non-Durables - 3.92%
43,190	Philip Morris International, Inc.	3,374,867
28,476	Procter & Gamble Co.	2,181,831
5,556,698
Consumer Services - 0.55%
20,410	Gap, Inc.	777,213

Containers & Paper - 3.95%
56,691	International Paper Co.	2,706,428
92,721	Sealed Air Corp.	2,891,968
5,598,396
Financial Services - 2.96%
50,260	Invesco Ltd.	1,671,145
31,718	PNC Financial Services Group	2,533,634
4,204,779
Food & Drug Producers - 1.45%
62,855	Mondelez International, Inc.	2,059,130

Forest Products - 4.51%
53,070	Plum Creek Timber Co., Inc.	2,285,725
137,753	Weyerhaeuser Co.	4,116,060
6,401,785
Healthcare - 5.93%
13,464	Edwards Lifesciences Corp. *	876,776
41,840	Express Scripts Holding Co. *	3,125,029
28,861	Hologic, Inc. *	616,471
11,061	Laboratory Corp. of America Holdings *	993,610
38,664	Unitedhealth Group, Inc.	2,794,634
8,406,520
Industrial Goods - 1.29%
57,989	Allegheny Technologies, Inc.	1,823,174

Insurance Agents & Brokers - 1.25%
38,650	Marsh & McLennan Companies, Inc.	1,766,692

Life Insurance - 5.12%
71,279	MetLife, Inc.	3,496,235
44,576	Prudential Financial, Inc.	3,761,769
7,258,004
Media & Entertainment - 5.50%
74,163	Arris Group, Inc. *	1,920,822
9,939	Discovery Communications, Inc. *	732,703
36,150	Liberty Interactive Corp. Class-A *	965,566
129,502	News Corp. Class A *	2,066,852
66,583	Twenty-First Century Fox, Inc.	2,118,671
7,804,614
Metals & Mining - 0.74%
32,573	Freeport McMoran Copper & Gold, Inc.	1,055,691

Multi-Industry - 3.83%
104,855	General Electric Co.	2,635,006
12,983	Honeywell International, Inc.	1,184,439
39,785	Tyco International, Inc.	1,610,895
5,430,340
Natural Gas - 8.45%
23,301	Apache Corp.	1,870,138
36,586	Devon Energy Corp.	2,166,623
27,621	National Fuel Gas Co.	2,081,518
31,240	QEP Resources, Inc.	965,004
24,746	Southwestern Energy Co. *	1,006,915
96,045	Williams Companies, Inc.	3,888,862
11,979,060
Oil - 0.82%
33,675	Crescent Point Energy Corp.	1,165,045

Pharmaceuticals - 5.38%
29,580	Johnson & Johnson	2,616,943
57,594	Mylan, Inc. *	2,615,343
79,012	Pfizer, Inc.	2,401,965
7,634,251
Property & Casualty Insurance - 5.10%
68,962	Allstate Corp.	3,530,854
39,539	Ace Ltd.	3,709,154
7,240,008
Retail Stores - 0.95%
29,002	Lowes Companies, Inc.	1,342,502

Specialty Chemicals - 2.47%
49,582	FMC Corp.	3,501,977

Technology - 5.07%
58,312	CDW Corp.	1,380,245
14,100	Ebay, Inc. *	750,120
40,064	EMC Corp.	971,151
19,542	Power Integrations, Inc.	1,157,473
90,655	Trimble Navigation Ltd. *	2,930,876
7,189,865
Telecommunications - 3.24%
20,722	American Tower Corp. Class A	1,675,995
31,414	SBA Communications, Inc. Class A *	2,913,648
4,589,643
Transportation - 2.14%
17,683	Norfolk Southern Corp.	1,637,269
55,883	XPO Logistics, Inc. *	1,392,604
3,029,873
Utilities - 0.55%
18,503	PG&E Corp.	779,901

Total Common Stock (Cost $86,008,198) - 93.72%	$ 132,933,310

SHORT TERM INVESTMENTS - 6.26%
8,881,789	Invesco Short Term Investment 0.02% (Cost $8,881,789) **	$ 8,881,789

Total Investments (Cost $94,889,987) - 99.98%	$ 141,815,099

Other Assets Less Liabilities - 0.02%	24,683

Net Assets - 100.00%	$ 141,839,782

ADR - American Depositary Receipt
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at January 31, 2014.

NOTES TO FINANCIAL STATEMENTS
CROFT VALUE FUND
1. SECURITY TRANSACTIONS

At January 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $94,889,987 amounted to $46,925,112, which consisted of aggregate gross unrealized appreciation of $47,281,463 and aggregate gross unrealized depreciation of $356,351.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the Value Fund’s assets measured at fair value as of January 31, 2014:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$132,933,310	$0	$0	$132,933,310
Cash Equivalents	$8,881,789	$0	$0	$8,881,789
Total	$141,815,099	$0	$0	$141,815,099

	Croft Income Fund
	Schedule of Investments
	January 31, 2014 (Unaudited)

Shares/Principal		Fair Value

CORPORATE BONDS (a) - 59.25%

Aircraft & Parts - 1.31%
180,000	Triumph Group, Inc., 8.625%, 7/15/18	$ 192,150

Building Materials & Housing - 2.12%
180,000	Lennar Corp., 4.75%, 12/15/17	188,100
115,000	Plum Creek Timber Co., 5.875%, 11/15/15	124,087
		312,187
Business Equipment - 3.08%
45,000	Hewlett-Packard Co., 6.125%, 3/1/14	45,180
100,000	IBM Corp., 5.70%, 9/14/17	115,076
160,000	Pitney Bowes, Inc., 4.75%, 5/15/18	172,244
105,000	United Technology Corp., 5.375%, 12/15/17	119,950
		452,450
Business Services - 2.16%
150,000	Simon Property Group, 6.75%, 5/15/14	150,227
145,000	United Parcel Services, 5.5%, 1/15/18	166,912
		317,139
Chemicals - 1.19%
150,000	Dupont EI De Nemours, 6.00% 7/15/18	175,137

Electric & Gas Utilities - 2.89%
70,000	AES Corp., 7.75%, 3/1/14	70,175
160,000	Duke Energy Corp., 6.30%, 2/1/14	160,000
185,000	Exelon Corp., 4.90%, 6/15/15	194,780
		424,955
Electronic Instruments & Controls - 0.31%
40,000	Arrow Electronics, Inc. Senior Debentures, 6.875%, 6/1/18	45,998

Energy and Energy Services - 8.36%
120,000	Anadarko Petroleum, 7.625%, 3/15/14	120,917
100,000	Baker Hughes, Inc., 7.50%, 11/15/18	123,976
100,000	BP Capital Markets Plc, 3.125, 10/1/15	104,221
8,000	Conocophillips Corp., 4.75%, 2/1/14	8,000
100,000	Conocophillips Corp., 5.20%, 5/15/18	113,553
150,000	Consol Energy, Inc., 8.00%, 4/1/17	157,125
160,000	Occidental Petroleum Corp., 7.75%, 2/15/17	163,183
100,000	Shell International Finance BV, 4.00%, 3/21/14	100,482
185,000	Sunoco, Inc., 4.875%, 10/15/14	190,430
140,000	Whiting Petroleum Corp., 6.50%, 10/1/18	148,225
		1,230,112
Financial Services - 9.89%
145,000	Allstate Corp., 6.20%, 5/16/14	147,355
130,000	American Express Credit Co., 5.125%, 8/25/14	133,436
75,000	Berkshire Hathaway Financial Corp., 1.600%, 5/15/17	76,252
165,000	CB Richard Ellis Service, Inc., 6.625%, 10/15/20	176,756
165,000	Deere Capital Corp., 2.00%, 1/13/17	169,620
200,000	Ford Motor Credit Co., LLC, 2.75%, 5/15/15	204,844
150,000	JP Morgan Chase & Co., 4.65%, 6/1/14	152,025
60,000	JP Morgan Chase & Co., 5.875%, 6/13/16	66,554
57,000	Marsh & McLennan Co., 5.75%, 9/15/15	61,450
137,000	Merrill Lynch & Co., 6.875%, 4/25/18	163,375
100,000	PNC Funding Corp., 3.625%, 2/8/15	103,160
		1,454,827
Food & Drug Producers - 3.79%
150,000	Anheuser-Busch InBev SA/NV, 4.125%, 1/15/15	155,233
100,000	Archer-Daniels Midland Co., 5.45%, 3/15/18	114,542
70,000	Bunge, Ltd., 5.35%, 4/15/14	70,609
100,000	Glaxosmithkline PLC., 4.375%, 4/15/14	100,783
110,000	Pfizer, Inc., 5.35%, 3/15/15	115,942
		557,109
Gas & Gas Transmission - 0.64%
100,000	KN Energy, Inc. Senior Debentures, 7.25%, 3/1/28	94,000

Industrial Goods - 3.04%
75,000	Cummins Engine Company, Inc. Debentures, 6.75%, 2/15/27	90,540
206,000	General Electric Co., 5.25%, 12/6/17	234,356
115,000	Johnson Controls, Inc., 7.70%, 3/1/15	122,797
		447,693
Media & Entertainment - 3.56%
186,000	Liberty Media, Corp., 8.25%, 2/1/30	196,695
165,000	News America Holdings, Inc., 7.75%, 2/1/24	195,817
110,000	Washington Post Co., 7.25%, 2/1/19	131,756
		524,268
Metal & Mining - 3.47%
90,000	ArcelorMittal, 3.75%, 8/5/15	92,700
165,000	BHP Finance USA, 5.50%, 4/1/14	166,360
100,000	Nucor Corp., 5.75%, 12/1/17	114,086
125,000	U.S. Steel Corp., 7.00%, 2/1/18	136,563
		509,709
Motor Vehicle Parts & Accessories - 3.18%
180,000	Dana Holdings Corp., 6.50%, 2/15/19	191,700
100,000	Tenneco Packaging, 8.13%, 6/15/17	109,000
160,000	Lear Corp., 7.875%, 3/15/18	167,200
		467,900
Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 1.75%
150,000	Albemarle Corp., 5.10%, 2/1/15	156,098
100,000	Potash Corp. of Saskatchewan, Inc., 5.25%, 5/15/14	101,305
		257,403
Retail Stores - 2.95%
70,000	Auto Zone, Inc., 6.95%, 6/15/16	79,271
160,000	Costco Wholesale Corp., 1.125%, 12/15/17	158,171
180,000	Hanesbrands, Inc., 6.375%, 12/15/20	196,200
		433,642
Semi-Conductors & Related Devices - 0.71%
100,000	Texas Instruments, Inc., 2.375, 5/16/16	103,853

Telephones & Communications - 2.12%
150,000	Anixter, Inc., 5.95%, 3/1/15	156,000
150,000	CenturyLink, Inc., 5.00%, 2/15/15	155,250
		311,250
Technology - 2.75%
145,000	Cisco Systems, Inc., 5.50%, 2/22/16	159,248
225,000	Seagate HDD Cayman, 7.75%, 12/15/18	244,688
		403,936

Total Corporate Bonds (Cost $8,239,980) - 59.25%		$ 8,715,718

PREFERRED STOCKS - 0.58%
3,000	CHS, Inc. 7.875%, 12/31/49 *	$ 86,010

Total Preferred Stocks (Cost $75,000) - 0.58%		$ 86,010

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 8.93%
300,000	U.S. Treasury Notes, 2.625%, 12/31/14	$ 306,727
1,000,000	U.S. Treasury Notes, 2.25%, 5/31/14	1,006,953

Total U.S. Government Agencies & Obligations (Cost $1,351,109) - 8.93%		$ 1,313,680

SHORT TERM INVESTMENTS - 30.57%
4,496,359	Invesco Short Term Investment 0.02% (Cost $4,496,359) **	$ 4,496,359

Total Investments (Cost $14,162,448) - 99.33%		$ 14,611,767

Other Assets less Liablities - 0.67%		98,238

Net Assets - 100.00%		$ 14,710,005

(a) Categorized as Level 2 of the fair value hierarchy.
** Variable rate security; the coupon rate shown represents the yield at January 31, 2014.
NOTES TO FINANCIAL STATEMENTS
CROFT INCOME FUND
1. SECURITY TRANSACTIONS

At January 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $14,162,448 amounted to $486,322, which consisted of aggregate gross unrealized appreciation of $510,370 and aggregate gross unrealized depreciation of $24,048.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the Value Fund’s assets measured at fair value as of January 31, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$0	$8,715,718	$0	$8,715,718
Convertible Bonds	$0	$86,010	$0	$86,010
U.S. Obligations	$0	$1,313,680	$0	$1,313,680
Cash Equivalents	$4,496,359	$0	$0	$4,496,359
Total	$4,496,359	$10,115,408	$0	$14,611,767

Croft Focus Fund
Schedule of Investments
January 31, 2014 (Unaudited)

Shares/Principal	Fair Value

COMMON STOCKS - 92.54%

Agricultural - 3.28%
4,516	The Mosaic Co.	$ 201,685

Autos & Automotive Products - 9.06%
12,295	Dana Holdings Corp.	232,621
9,013	General Motors Co. *	325,189
557,810
Banks, S&L's and Brokers - 3.50%
4,542	Citigroup, Inc.	215,427

Building & Construction - 4.29%
8,480	Quanta Services, Inc. *	264,322

Business Services - 3.50%
19,861	Xerox Corp.	215,492

Chemicals - 2.59%
2,026	Lyondell Basell Industries NV	159,568

Consumer Non-Durables - 5.35%
4,215	Philip Morris International, Inc.	329,360

Consumer Services - 3.76%
6,072	Gap, Inc.	231,222

Containers & Paper - 5.24%
6,764	International Paper Co.	322,913

Food & Drug Producers - 3.45%
6,476	Mondelez International, Inc.	212,154

Forest Products - 3.72%
7,663	Weyerhaeuser Co.	228,970

Healthcare - 7.59%
4,262	Express Scripts Holding Co. *	318,329
1,657	Laboratory Corp. of America Holdings *	148,848
467,177
Life Insurance - 4.04%
2,945	Prudential Financial, Inc.	248,528

Media & Entertainment - 9.02%
7,339	Arris Group, Inc. *	190,080
1,600	Discovery Communications, Inc. *	117,952
15,511	News Corp. Class A *	247,556
555,588
Metals & Mining - 3.41%
6,476	Freeport McMoran Copper & Gold, Inc.	209,887

Natural Gas - 4.12%
3,158	Apache Corp.	253,461

Property & Casualty Insurance - 3.02%
1,983	Ace Ltd.	186,025

Technology - 7.61%
10,075	CDW Corp.	238,475
4,330	Ebay, Inc. *	230,356
468,831
Telecommunications - 3.94%
3,001	American Tower Corp. Class A	242,721

Utilities - 2.06%
3,004	PG&E Corp.	126,619

Total Common Stock (Cost $5,961,059) - 92.54%	$ 5,697,760

SHORT TERM INVESTMENTS - 13.64%
839,876	Invesco Short Term Investment 0.02% (Cost $839,876) **	$ 839,876

Total Investments (Cost $6,800,936) - 106.19%	$ 6,537,636

Other Assets Less Liabilities - (6.19% )	(380,835)

Net Assets - 100.00%	$ 6,156,801

ADR - American Depositary Receipt
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at January 31, 2014.
NOTES TO FINANCIAL STATEMENTS
Croft Focus Fund
1. SECURITY TRANSACTIONS

At January 31, 2014, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $6,800,936 amounted to $263,299, which consisted of aggregate gross unrealized appreciation of $45,976 and aggregate gross unrealized depreciation of $309,275.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the Focus Fund’s assets measured at fair value as of January 31, 2014:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$5,697,760	$0	$0	$5,697,760
Cash Equivalents	$839,876	$0	$0	$839,876
Total	$6,537,636	$0	$0	$6,537,636

 Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Croft Funds Corporation

By /s/Kent Croft

* Kent Croft

   CEO

Date:  March 10, 2014

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Kent Croft

* Kent Croft

   CEO

Date:  March 10, 2014

By /s/Phillip Vong

* Phillip Vong

Treasurer

Date:  March 10, 2014